Virtus KAR Capital Growth Series,
a series of Virtus Variable Insurance Trust

Supplement dated January 28, 2020, to the Summary Prospectus and Statutory Prospectus, each dated April 30, 2019, as supplemented

Important Notice To Investors

Effective January 28, 2020, Chris Armbruster, CFA will be added as a portfolio manager of Virtus KAR Capital Growth Series (the “Series”).

The following disclosure will be added under “Portfolio Management” in the summary prospectus for the Series, and in the summary section of the Series’ statutory prospectus:

>	Chris Armbruster, CFA, research analyst at KAR. Mr. Armbruster has served as a Portfolio Manager of the Series since January 2020.

The following disclosure will be added under “Portfolio Management” on pages 6 and 7 of the statutory prospectus:

Chris Armbruster, CFA. Mr. Armbruster is a Portfolio Manager and Research Analyst at KAR with primary research responsibilities for the large-capitalization consumer discretionary, health care, and information technology sectors. Before joining Kayne Anderson Rudnick in 2013, Mr. Armbruster worked at B. Riley & Co. as an associate analyst covering special situations, and at Al Frank Asset Management as a vice president in equity research. He has approximately 15 years of investment industry experience.

All other disclosure concerning the Series, including fees, expenses, investment objective, strategies and risks will remain unchanged.

Investors should retain this supplement for future reference.

VVIT 8500/KARCG-PMChanges (1/2020)

Virtus KAR Capital Growth Series,

a series of Virtus Variable Insurance Trust

Supplement dated January 28, 2020, to the Statement of Additional Information (“SAI”), dated April 30, 2019, as supplemented

Important Notice to Investors

Effective January 28, 2020, Chris Armbruster, CFA will be added as a portfolio manager of Virtus KAR Capital Growth Series (the “Series”).

The following disclosure in the table under “Portfolio Managers” beginning on page 83 of the SAI will be amended by adding Mr. Armbruster as a Portfolio Manager of the Series.

The “Other Accounts (No Performance Based Fees)” table beginning on page 84 of the SAI will be amended by adding a row for Mr. Armbruster with the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chris Armbruster*	0	N/A	0	N/A	0	N/A

*As of December 31, 2019.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 86 of the SAI will be amended by adding a row showing the following information for Mr. Armbruster and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Series Managed	Dollar Value of Financial Exposure Through Similar Strategies	Total Ownership/Financial Exposure
Chris Armbruster*	KAR Capital Growth Series – None	None	None

*As of December 31, 2019.

Investors should retain this supplement with the SAI for future reference.

VVIT 8500B/KARCG-PMChanges (1/2020)